Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2019	May 31, 2018	May 31, 2017
Income Statement [Abstract]
Net Sales	[1]	$ 5,564,551	$ 5,321,643	$ 4,958,175
Cost of Sales		3,302,644	3,140,431	2,792,487
Gross Profit		2,261,907	2,181,212	2,165,688
Selling, General and Administrative Expenses		1,769,630	1,663,143	1,643,520
Restructuring Expense		42,310	17,514
Goodwill and Other Intangible Asset Impairments		4,190		193,198
Interest Expense		102,392	104,547	96,954
Investment (Income), Net		(730)	(20,442)	(13,984)
Other Expense (Income), Net		4,270	(598)	1,667
Income Before Income Taxes		339,845	417,048	244,333
Provision for Income Taxes		72,158	77,791	59,662
Net Income		267,687	339,257	184,671
Less: Net Income Attributable to Noncontrolling Interests		1,129	1,487	2,848
Net Income Attributable to RPM International Inc. Stockholders		$ 266,558	$ 337,770	$ 181,823
Average Number of Shares of Common Stock Outstanding:
Basic	[2]	130,552	131,179	130,662
Diluted	[2],[3]	134,333	137,171	135,165
Earnings per Share of Common Stock Attributable to RPM International Inc. Stockholders:
Basic		$ 2.03	$ 2.55	$ 1.37
Diluted		$ 2.01	$ 2.50	$ 1.36

[1]	It is not practicable to obtain the information needed to disclose revenues attributable to each of our product lines.
[2]	For the year ended May 31, 2019 and 2018, basic and diluted earnings per share are calculated under the two-class method and the treasury method, respectively, as those methods resulted in the most dilutive earnings per share. For the year ended May 31, 2017, basic and diluted earnings per share are calculated using the two-class method.
[3]	For the years ended May 31, 2019, 2018 and 2017, approximately 862,500, 799,362 and 606,048 shares of stock, respectively, granted under stock-based compensation plans were excluded from the calculation of diluted EPS, as the effect would have been anti-dilutive.